Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31, 2020 $	December 31, 2019 $
Interest including interest rate swaps	21,528	23,787
Voyage and vessel expenses	44,349	36,880
Payroll and benefits	7,257	6,215
Other general expenses	1,019	775
Income and other tax payable	1,128	2,670
Distributions payable on preferred units	6,425	6,425
Total	81,706	76,752